Net deferred tax position - Summary of Net Deferred Tax Position (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	€ 4,570	€ 3,540	€ 2,981
Deferred tax liabilities	1,857	1,841	1,617
Reserves likely to be distributed in the foreseeable future	60,400
Deferred tax assets	6,427	5,381	4,598
Consolidation adjustments (intragroup margin in inventory)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,525	1,388	1,292
Provision for pensions and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	853	850	1,117
Remeasurement of other acquired intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(2,904)	(3,269)	(3,079)
Remeasurement of other acquired intangible assets | Bioverativ(c)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,241
Remeasurement of other acquired intangible assets | Principia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	610
Remeasurement of other acquired intangible assets | Genzyme
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	50
Remeasurement of other acquired intangible assets | Ablynx NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	204
Remeasurement of other acquired intangible assets | Amunix
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	109
Recognition of acquired property, plant and equipment at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(21)	(24)	(26)
Equity interests in subsidiaries and investments in other entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	(1,023)	(617)	(590)
Tax losses available for carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,526	1,506	1,516
Stock options and other share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	84	92	88
Accrued expenses and provisions deductible at time of payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	1,994	1,859	1,585
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset/(liability)	2,536	1,755	1,078
Deferred tax relating to restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	286	256	€ 226
Deferred tax relating to capitalisation of R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,331	€ 742